OTHER LONG-TERM LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2013
OTHER LONG-TERM LIABILITIES [Abstract]
Schedule of Other Long-Term Liabilities
December 31,			September 30,
	2012	2011		2013
				(Unaudited)

Deferred tax liability (1)	$10,084	$8,844		$11,015
Provision for uncertain tax position	4,645	3,717		5,134
Lease embedded derivative	1,369	1,131		2,059
Other	644	899		686
	$16,742	$14,591		$18,894